Company Overview	12 Months Ended
Dec. 31, 2017
John Keeler & Co., Inc. [Member]
Company Overview

Note 1.	Company Overview

Located in Miami, Florida, John Keeler & Co., Inc. (the “Company”) d/b/a Blue Star Foods has been in business for approximately twenty-one years. The Company was formed under the laws of the State of Florida. The primary focus of the Company and current source of revenue is importing blue and red swimming crab meat primarily from Indonesia, Philippines and China and distributing it in the United States of America, Canada and Europe under several brand names such as Blue Star, Seassentials, Oceanica, Pacifika and Harbor Banks.